Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock shares authorized	490,000,000	490,000,000	490,000,000
Common Stock shares issued	144,706,495	141,835,662	120,105,418
Common Stock shares outstanding	144,706,495	141,835,662	120,105,418
Unamortized discount	$ 120,371	$ 232,767
Convertible Notes Payable [Member]
Unamortized discount	115,141	175,668	$ 0
Convertible Line of Credit [Member]
Unamortized discount	$ 120,371	$ 226,768